                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

  INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT TO SECTION
        13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

                               FORM 13F COVER PAGE

     Report for the Calendar Year or Quarter Ended: December 31, 2010

If amended report check here: [_] Amendment Number: ____
This Amendment: [_] is a restatement.
                [_] adds new holdings entries.

Institutional Investment Manager Filing the Report:

THOMAS S. KENAN, III
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100 Europa Drive, Suite 525           Chapel Hill   North Carolina    27515
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Business Address            (Street)    (City)         (State)        (Zip)

Form 13F File Number: 28- 1818

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:


      THOMAS S. KENAN, III             919-967-0618             TRUSTEE
--------------------------------   --------------------   ----------------------
              Name                       Phone No.               Title

Signature, Place and Date of Signing:


   /s/ Thomas S. Kenan, III           Chapel Hill, NC           1/24/11
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Report Type:

[_]  13F HOLDINGS REPORT

[X]  13F NOTICE

[_]  13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:

     Form 13F File Number       Name
     --------------------       ----------------------
     28-694                     J P Morgan Chase & Co.
     28-685                     The Duke Endowment